REPORTABLE BUSINESS SEGMENTS	9 Months Ended
Dec. 31, 2020
REPORTABLE BUSINESS SEGMENTS
REPORTABLE BUSINESS SEGMENTS

10.   REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are the Consumer segment and the Commercial segment.

The chief operating decision maker monitors the operational results of the Consumer and Commercial segments for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on certain non-IFRS measures such as Base EBITDA, Base gross margin and Embedded gross margin as defined in the Company’s Management Discussion and Analysis.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of residential customer equivalents in the respective segments.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the three months ended December 31, 2020:

			Corporate and
	Consumer	Commercial	shared services	Consolidated
Sales	$324,002	$216,065	$—	$540,067
Cost of goods sold	197,612	162,010	—	359,622
Gross margin	126,390	54,055	—	180,445
Depreciation and amortization	4,470	876	—	5,346
Administrative expenses	8,860	4,199	17,349	30,408
Selling and marketing expenses	25,538	16,731	—	42,269
Other operating expenses	3,699	1,194	—	4,893
Segment profit for the period	$83,823	$31,055	$(17,349)	$97,529
Finance costs				(17,677)
Gain on Recapitalization transaction, net				1,026
Unrealized loss of derivative instruments and other				(71,558)
Realized loss of derivative instruments				(56,905)
Other expense, net				(1,431)
Provision for income taxes				(3,311)
Loss for the period from continuing operations				$(52,327)
Profit from discontinued operations				4,788
Loss for the period				(47,539)
Capital expenditures	$2,947	$352	$—	$3,299

For the three months ended December 31, 2019:

			Corporate and
	Consumer	Commercial	shared services	Consolidated
Sales	$390,757	$267,764	$—	$658,521
Cost of goods sold	254,129	192,423	—	446,552
Gross margin	136,628	75,341	—	211,969
Depreciation and amortization	6,441	758	—	7,199
Administrative expenses	8,241	5,061	26,314	39,616
Selling and marketing expenses	32,377	18,893	—	51,270
Other operating expenses	19,717	1,962	—	21,679
Segment profit for the period	$69,852	$48,667	$(26,314)	$92,205
Finance costs				(28,178)
Unrealized gain of derivative instruments and other				36,990
Realized loss of derivative instruments				(78,220)
Other income, net				1,649
Provision for income taxes				(3,845)
Profit for the period from continuing operations				$20,601
Profit from discontinued operations				6,293
Profit for the period				26,894
Capital expenditures	$2,290	$626	$—	$2,916

For the nine months ended December 31, 2020:

			Corporate and
	Consumer	Commercial	shared services	Consolidated
Sales	$1,098,701	$684,102	$—	$1,782,803
Cost of goods sold	632,465	480,045	—	1,112,510
Gross margin	466,236	204,057	—	670,293
Depreciation and amortization	15,608	2,690	—	18,298
Administrative expenses	27,760	14,796	69,951	112,507
Selling and marketing expenses	82,760	54,380	—	137,140
Other operating expenses	24,767	7,850	—	32,617
Segment profit for the period	$315,341	$124,341	$(69,951)	$369,731
Finance costs				(69,274)
Restructuring costs				(7,118)
Gain on Recapitalization transaction, net				51,367
Unrealized loss of derivative instruments and other				(79,177)
Realized loss of derivative instruments				(276,808)
Other expense, net				(4,488)
Provision for income taxes				(4,618)
Loss for the period from continuing operations				(20,385)
Profit from discontinued operations				630
Loss for the period				$(19,755)

Capital expenditures	$7,163	$809	$—	$7,972

As at December 31, 2020
Total goodwill	$167,997	$96,654	$—	$264,651
Total assets	$875,850	$193,192	$—	$1,069,042
Total liabilities	$1,247,896	$36,989	$—	$1,284,885

For the nine months ended December 31, 2019:

			Corporate and
	Consumer	Commercial	shared services	Consolidated
Sales	$1,274,964	$822,162	$—	$2,097,126
Cost of goods sold	987,042	761,239		1,748,281
Gross margin	287,922	60,923	—	348,845
Depreciation and amortization	24,955	2,208	—	27,163
Administrative expenses	28,765	17,740	75,380	121,885
Selling and marketing expenses	108,755	58,498	—	167,253
Other operating expenses	72,070	5,252	—	77,322
Segment profit (loss) for the period	$53,377	$(22,775)	$(75,380)	$(44,778)
Finance costs				(80,175)
Unrealized loss of derivative instruments and other				(139,547)
Realized gain of derivative instruments				78,348
Other income, net				29,734
Provision for income taxes				(3,604)
Loss for the period from continuing operations				$(160,022)
Loss from discontinued operations				(8,705)
Loss for the period				(168,727)

Capital expenditures	$11,546	$1,176	$—	$12,722

As at December 31, 2019
Total goodwill	$164,799	$158,336	$—	$323,135
Total assets	$884,560	$409,645	$—	$1,294,205
Total liabilities	$1,349,179	$210,776	$—	$1,559,955

Sales from external customers

The revenue is based on the location of the customer.

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Canada	$79,559	$77,691	$201,597	$219,843
United States	460,508	580,830	1,581,206	1,877,283
Total	$540,067	$658,521	$1,782,803	$2,097,126

Non-current assets

Non-current assets by geographic segment consist of goodwill, property and equipment and intangible assets and are summarized as follows:

	As at Dec. 31, 2020	As at March 31, 2020
Canada	$232,113	$233,678
United States	139,794	166,074
Total	$371,907	$399,752